UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Flood Gamble Associates Inc.
Address:     610 Fifth Ave
             Ste 511
             New York NY 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kristin Gamble
Title:       President
Phone:       212-333-2020

Signature, Place, and Date of Signing:

Kristin Gamble                          New York NY                   10/21/11
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               43

Form 13F Information Table Value Total:         $136,612

List of Other Included Managers:
NONE
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                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
ACTUANT CORP.                    COMMON   00508X203     3250        164572 SH       SOLE     2                                164572
AMGEN INC                        COMMON   031162100     4745         86331 SH       SOLE     2                                 86331
AUTOZONE, INC.                   COMMON   053332102     6564         20563 SH       SOLE     2                                 20563
BEAZER HOMES INC                 COMMON   07556Q105       45         30000 SH       SOLE     2                                 30000
BED BATH & BEYOND                COMMON   075896100     5461         95290 SH       SOLE     2                                 95290
BRISTOL MYERS SQUIBB             COMMON   110122108      394         12543 SH       SOLE     2                                 12543
CORPORATE EXECUTIVE BD           COMMON   21988R102     2776         93152 SH       SOLE     2                                 93152
COSTAR GROUP INC                 COMMON   22160N109     5182         99715 SH       SOLE     2                                 99715
DEER CONSUMER PRODUCTS           COMMON   24379J200      839        152300 SH       SOLE     2                                152300
ECOLAB INC.                      COMMON   278865100     2939         60110 SH       SOLE     2                                 60110
ENTERPRISE PRODS PARTNERSHIP     COMMON   293792107      232          5779 SH       SOLE     2                                  5779
EQT CORP                         COMMON   294549100      648         12144 SH       SOLE     2                                 12144
EXPEDITORS INTL WASH             COMMON   302130109     4968        122505 SH       SOLE     2                                122505
EXXON MOBIL CORP                 COMMON   30231G102      365          5032 SH       SOLE     2                                  5032
FASTENAL CO.                     COMMON   311900104     8836        265492 SH       SOLE     2                                265492
FEDERAL RLTY INVT TR             COMMON   313747206     2022         24530 SH       SOLE     2                                 24530
GENERAL  ELECTRIC                COMMON   369604103     3938        258740 SH       SOLE     2                                258740
GILEAD SCIENCES, INC             COMMON   375558103     1787         46053 SH       SOLE     2                                 46053
HEARTLAND PAYMENT SYSTEMS        COMMON   42235N108     4528        229630 SH       SOLE     2                                229630
HOME DEPOT                       COMMON   437076102     2442         74288 SH       SOLE     2                                 74288
IPG PHOTONICS CORP               COMMON   44980X109     1727         39745 SH       SOLE     2                                 39745
IHS INC CL A                     COMMON   451734107     5815         77725 SH       SOLE     2                                 77725
IBM CORP                         COMMON   459200101     2016         11531 SH       SOLE     2                                 11531
ISHARES EMERGING MRKTS           COMMON   464287234     4549        129632 SH       SOLE     2                                129632
ISHARES GLOBAL TECH              COMMON   464287291     3580         65510 SH       SOLE     2                                 65510
KULICKE & SOFFA                  COMMON   50124210       719         96388 SH       SOLE     2                                 96388
LIBERTY GLOBAL CL A              COMMON   530555101     3684        101834 SH       SOLE     2                                101834
LIBERTY GLOBAL SER C             COMMON   530555309     1803         52097 SH       SOLE     2                                 52097
LINCOLN ELECTRIC HLDG            COMMON   533900106     2370         81690 SH       SOLE     2                                 81690
MSCI INC                         COMMON   55354G100     4624        152450 SH       SOLE     2                                152450
MEDTRONIC INC                    COMMON   585055106     3636        109394 SH       SOLE     2                                109394
MOLEX                            COMMON   608554101      251         12308 SH       SOLE     2                                 12308
MOLEX CL A                       COMMON   608554200     4937        292448 SH       SOLE     2                                292448
NALCO HOLDING CO                 COMMON   62985Q101     6153        175910 SH       SOLE     2                                175910
PAYCHEX                          COMMON   704326107     4344        164732 SH       SOLE     2                                164732
POLYPORE INTL INC                COMMON   73179V103     9642        170593 SH       SOLE     2                                170593
PRAXAIR INC                      COMMON   74005P104     4898         52395 SH       SOLE     2                                 52395
RITCHIE BROS AUCTIONS            COMMON   767744105     4216        208797 SH       SOLE     2                                208797
SCHLUMBERGER LTD                 COMMON   806857108      221          3703 SH       SOLE     2                                  3703
SCIENTIFIC LEARNING              COMMON   808760102      248         78750 SH       SOLE     2                                 78750
SMARTHEAT INC                    COMMON   83172F104      147        219800 SH       SOLE     2                                219800
VERIZON COMMUNICATIONS           COMMON   92343V104      239          6486 SH       SOLE     2                                  6486
XINHAU 25                        COMMON   FXI           4832        156715 SH       SOLE     2                                156715